UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2025

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a)

Jensen Quality Growth ETF
JGRW (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Jensen Quality Growth ETF (the “Fund”)  for the period of August 12, 2024 (commencement of operations) to  May 31, 2025.  You can find additional information about the Fund at http://www.jenseninvestment.com/etf/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Jensen Quality Growth ETF	$47	0.57%
*	Costs included are for the period August 12, 2024 (commencement of operations) through May 31, 2025. Costs would be higher if the full fiscal year was included.
HOW DID THE FUND PERFORM OVER THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the time since inception on August 12, 2024 and ended May 31, 2025, relative performance for the Jensen Quality Growth ETF was aided by underweight positions in the Energy and Real Estate sectors. Stock selection benefited relative Fund performance in the Health Care sector. Relative performance was hindered by the Fund’s overweight position in the Information Technology, Industrials, Health Care, and Materials sectors and underweight positions in the Financials, Consumer Staples, Consumer Discretionary, Communications Services, and Utilities sectors. Stock selection detracted from relative performance in the Information Technology, Industrials, Financials, Consumer Staples, Consumer Discretionary, Communication Services, and Utilities sectors.
During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 51.90% of portfolio assets compared to 31.59% of the S&P 500 Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk despite increased geopolitical and trade policy uncertainty.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Jensen Quality Growth ETF	PAGE 1	TSR-AR-89834G562

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/12/2024)
Jensen Quality Growth ETF NAV	5.56
S&P 500 TR Index	11.83
Visit http://jenseninvestment.com/etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$66,509,335
Number of Holdings	28
Net Advisory Fee	$287,809
Portfolio Turnover	17%
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)
Sector Breakdown*

Top 10 Issuers	(%)
Microsoft Corp.	8.7%
Intuit, Inc.	7.3%
Marsh & McLennan Cos., Inc.	6.9%
Stryker Corp.	6.4%
Apple, Inc.	5.4%
Alphabet, Inc.	5.3%
Accenture PLC	5.2%
Mastercard, Inc.	4.6%
KLA Corp.	4.0%
Automatic Data Processing, Inc.	3.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code above or visit http://www.jenseninvestment.com/etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Jensen Quality Growth ETF	PAGE 2	TSR-AR-89834G562

Jensen Global Quality Growth Fund
Class I | JGQIX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Jensen Global Quality Growth Fund (the “Fund”)  for the period of June 1, 2024, to May 31, 2025.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.02%
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve-months ended May 31, 2025, relative performance for the Jensen Global Quality Growth Fund was aided by overweight positions in the Consumer Discretionary and Information Technology sectors and underweights in the Energy, Materials, and Real Estate sectors. Stock selection benefited relative Fund performance in the Consumer Discretionary, Information Technology, and Financials sectors. Relative performance was hindered by the Fund’s overweight position in the Consumer Staples and Industrials sectors and underweight positions in the Financials, Communications Services, Utilities, and Healthcare sectors. Stock selection detracted from relative performance in the Communication Services, Consumer Staples, Industrials, Health Care, and Materials sectors.
During the year, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 52.87% of portfolio assets compared to 31.79% of the ACWI Net Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the year, which we believe were driven by increased investor appetite for risk despite increased geopolitical and trade policy uncertainty.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including shareholder servicing fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Jensen Global Quality Growth Fund	PAGE 1	TSR-AR-89834G844

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/15/2020)
Class I	11.09	10.89	12.30
MSCI ACWI Net Total Return Index (USD)	13.65	13.37	14.99
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$65,301,244
Number of Holdings	37
Net Advisory Fee	$325,009
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)
Sector Breakdown*

Top 10 Issuers	(%)
Microsoft Corp.	7.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Aon PLC	5.0%
Compass Group PLC	4.7%
Amadeus IT Group SA	4.5%
Alphabet, Inc.	4.5%
SAP SE	4.2%
Hermes International SCA	4.1%
ASML Holding NV	3.3%
Accenture PLC	3.2%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code above or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Jensen Global Quality Growth Fund	PAGE 2	TSR-AR-89834G844

Jensen Global Quality Growth Fund
Class J | JGQSX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Jensen Global Quality Growth Fund (the “Fund”)  for the period of June 1, 2024, to May 31, 2025.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$132	1.25%
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve-months ended May 31, 2025, relative performance for the Jensen Global Quality Growth Fund was aided by overweight positions in the Consumer Discretionary and Information Technology sectors and underweights in the Energy, Materials, and Real Estate sectors. Stock selection benefited relative Fund performance in the Consumer Discretionary, Information Technology, and Financials sectors. Relative performance was hindered by the Fund’s overweight position in the Consumer Staples and Industrials sectors and underweight positions in the Financials, Communications Services, Utilities, and Healthcare sectors. Stock selection detracted from relative performance in the Communication Services, Consumer Staples, Industrials, Health Care, and Materials sectors.
During the year, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 52.87% of portfolio assets compared to 31.79% of the ACWI Net Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the year, which we believe were driven by increased investor appetite for risk despite increased geopolitical and trade policy uncertainty.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Jensen Global Quality Growth Fund	PAGE 1	TSR-AR-89834G851

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/15/2020)
Class J	10.77	10.63	12.04
MSCI ACWI Net Total Return Index (USD)	13.65	13.37	14.99
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$65,301,244
Number of Holdings	37
Net Advisory Fee	$325,009
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)
Sector Breakdown *

Top 10 Issuers	(%)
Microsoft Corp.	7.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Aon PLC	5.0%
Compass Group PLC	4.7%
Amadeus IT Group SA	4.5%
Alphabet, Inc.	4.5%
SAP SE	4.2%
Hermes International SCA	4.1%
ASML Holding NV	3.3%
Accenture PLC	3.2%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code above or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Jensen Global Quality Growth Fund	PAGE 2	TSR-AR-89834G851

Jensen Global Quality Growth Fund
Class Y | JGQYX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Jensen Global Quality Growth Fund (the “Fund”)  for the period of June 1, 2024, to May 31, 2025.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$106	1.00%
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve-months ended May 31, 2025, relative performance for the Jensen Global Quality Growth Fund was aided by overweight positions in the Consumer Discretionary and Information Technology sectors and underweights in the Energy, Materials, and Real Estate sectors. Stock selection benefited relative Fund performance in the Consumer Discretionary, Information Technology, and Financials sectors. Relative performance was hindered by the Fund’s overweight position in the Consumer Staples and Industrials sectors and underweight positions in the Financials, Communications Services, Utilities, and Healthcare sectors. Stock selection detracted from relative performance in the Communication Services, Consumer Staples, Industrials, Health Care, and Materials sectors.
During the year, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 52.87% of portfolio assets compared to 31.79% of the ACWI Net Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the year, which we believe were driven by increased investor appetite for risk despite increased geopolitical and trade policy uncertainty.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Jensen Global Quality Growth Fund	PAGE 1	TSR-AR-89834G869

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/15/2020)
Class Y	11.04	10.91	12.32
MSCI ACWI Net Total Return Index (USD)	13.65	13.37	14.99
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$65,301,244
Number of Holdings	37
Net Advisory Fee	$325,009
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)
Sector Breakdown*

Top 10 Issuers	(%)
Microsoft Corp.	7.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Aon PLC	5.0%
Compass Group PLC	4.7%
Amadeus IT Group SA	4.5%
Alphabet, Inc.	4.5%
SAP SE	4.2%
Hermes International SCA	4.1%
ASML Holding NV	3.3%
Accenture PLC	3.2%
Geographic Breakdown
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code above or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Jensen Global Quality Growth Fund	PAGE 2	TSR-AR-89834G869

Jensen Quality Mid Cap Fund
Class I | JNVIX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Jensen Quality Mid Cap Fund (the “Fund”)  for the period of June 1, 2024, to May 31, 2025.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.82%
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, the Fund’s performance relative to the Russell Midcap Total Return Index (Index) was hindered by overweight positions in the Consumer Staples, Health Care, and Consumer Discretionary sectors, underweight positions in the Financials, Utilities, and Information Technology sectors, and specific companies in the Consumer Discretionary, Information Technology, Industrials, and Financials sectors. Relative performance was aided by underweight positions in the Energy sector and specific companies in the Health Care, Materials, and Consumer Staples sectors.
During the year, we believe concerns about the 2024 election and how the Trump administration’s tariff policies could potentially impact economic growth, inflation, consumer spending, and corporate profits significantly impacted Index returns and the Fund’s relative performance. For much of the period, higher quality stocks outperformed due to this heightened uncertainty. After the Trump administration announced the tariff pause on April 9, 2025, the equity markets rallied sharply and higher quality stocks underperformed, resulting in the Fund’s performance falling short of the benchmark.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including shareholder servicing fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Jensen Quality Mid Cap Fund	PAGE 1	TSR-AR-89833W519

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	3.35	11.83	8.29
Russell 3000 Total Return Index	13.12	15.34	12.21
Russell Midcap Total Return Index	10.32	12.69	9.26
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$153,911,994
Number of Holdings	35
Net Advisory Fee	$1,125,301
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)
Sector Breakdown*

Top 10 Issuers	(%)
Labcorp Holdings, Inc.	4.6%
Broadridge Financial Solutions, Inc.	4.5%
Encompass Health Corp.	4.5%
Equifax, Inc.	4.4%
Veeva Systems, Inc.	4.2%
Crown Holdings, Inc.	3.8%
IDEXX Laboratories, Inc.	3.8%
Copart, Inc.	3.7%
Genpact Ltd.	3.6%
Keysight Technologies, Inc.	3.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code above or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Jensen Quality Mid Cap Fund	PAGE 2	TSR-AR-89833W519

Jensen Quality Mid Cap Fund
Class J | JNVSX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Jensen Quality Mid Cap Fund (the “Fund”)  for the period of June 1, 2024, to May 31, 2025.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$107	1.05%
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, the Fund’s performance relative to the Russell Midcap Total Return Index (Index) was hindered by overweight positions in the Consumer Staples, Health Care, and Consumer Discretionary sectors, underweight positions in the Financials, Utilities, and Information Technology sectors, and specific companies in the Consumer Discretionary, Information Technology, Industrials, and Financials sectors. Relative performance was aided by underweight positions in the Energy sector and specific companies in the Health Care, Materials, and Consumer Staples sectors.
During the year, we believe concerns about the 2024 election and how the Trump administration’s tariff policies could potentially impact economic growth, inflation, consumer spending, and corporate profits significantly impacted Index returns and the Fund’s relative performance. For much of the period, higher quality stocks outperformed due to this heightened uncertainty. After the Trump administration announced the tariff pause on April 9, 2025, the equity markets rallied sharply and higher quality stocks underperformed, resulting in the Fund’s performance falling short of the benchmark.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Jensen Quality Mid Cap Fund	PAGE 1	TSR-AR-89833W527

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class J	3.16	11.56	8.06
Russell 3000 Total Return Index	13.12	15.34	12.21
Russell Midcap Total Return Index	10.32	12.69	9.26
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$153,911,994
Number of Holdings	35
Net Advisory Fee	$1,125,301
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)
Sector Breakdown*

Top 10 Issuers	(%)
Labcorp Holdings, Inc.	4.6%
Broadridge Financial Solutions, Inc.	4.5%
Encompass Health Corp.	4.5%
Equifax, Inc.	4.4%
Veeva Systems, Inc.	4.2%
Crown Holdings, Inc.	3.8%
IDEXX Laboratories, Inc.	3.8%
Copart, Inc.	3.7%
Genpact Ltd.	3.6%
Keysight Technologies, Inc.	3.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code above or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Jensen Quality Mid Cap Fund	PAGE 2	TSR-AR-89833W527

Jensen Quality Mid Cap Fund
Class Y | JNVYX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Jensen Quality Mid Cap Fund (the “Fund”)  for the period of June 1, 2024, to May 31, 2025.  You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$81	0.80%
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, the Fund’s performance relative to the Russell Midcap Total Return Index (Index) was hindered by overweight positions in the Consumer Staples, Health Care, and Consumer Discretionary sectors, underweight positions in the Financials, Utilities, and Information Technology sectors, and specific companies in the Consumer Discretionary, Information Technology, Industrials, and Financials sectors. Relative performance was aided by underweight positions in the Energy sector and specific companies in the Health Care, Materials, and Consumer Staples sectors.
During the year, we believe concerns about the 2024 election and how the Trump administration’s tariff policies could potentially impact economic growth, inflation, consumer spending, and corporate profits significantly impacted Index returns and the Fund’s relative performance. For much of the period, higher quality stocks outperformed due to this heightened uncertainty. After the Trump Administration announced the tariff pause on April 9, 2025, the equity markets rallied sharply and higher quality stocks underperformed, resulting in the Fund’s performance falling short of the benchmark.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Jensen Quality Mid Cap Fund	PAGE 1	TSR-AR-89834G877

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/15/2020)
Class Y	3.43	11.84	8.99
Russell 3000 Total Return Index	13.12	15.34	12.57
Russell Midcap Total Return Index	10.32	12.69	9.10
Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$153,911,994
Number of Holdings	35
Net Advisory Fee	$1,125,301
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (% of net assets as of  May 31, 2025)
Sector Breakdown*

Top 10 Issuers	(%)
Labcorp Holdings, Inc.	4.6%
Broadridge Financial Solutions, Inc.	4.5%
Encompass Health Corp.	4.5%
Equifax, Inc.	4.4%
Veeva Systems, Inc.	4.2%
Crown Holdings, Inc.	3.8%
IDEXX Laboratories, Inc.	3.8%
Copart, Inc.	3.7%
Genpact Ltd.	3.6%
Keysight Technologies, Inc.	3.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code above or visit https://www.jenseninvestment.com/reg-docs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-992-4144, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Jensen Quality Mid Cap Fund	PAGE 2	TSR-AR-89834G877

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor Emeritus of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2025	FYE 5/31/2024
(a) Audit Fees	$49,700	$33,200
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$9,000	$6,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/2025	FYE 5/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/2025	FYE 5/31/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$33,500	$36,500

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

05/31/2025

Jensen Quality Mid Cap Fund

Jensen Global Quality Growth Fund

Jensen Quality Growth ETF (JGRW)

Listed on NYSE Arca, Inc.

JENSEN®
INVESTMENT MANAGEMENT

Jensen Quality Mid Cap Fund
Schedule of Investments
May 31, 2025

	Shares	Value
COMMON STOCKS — 98.7%
Automobile Components — 2.3%
Gentex Corp.	161,540	$3,484,418
Capital Markets — 6.6%
FactSet Research Systems, Inc.	10,400	4,765,904
MSCI, Inc.	9,640	5,437,153
		10,203,057
Chemicals — 2.3%
Air Products and Chemicals, Inc.	12,640	3,525,422
Commercial Services & Supplies — 3.7%
Copart, Inc.(a)	111,372	5,733,431
Communications Equipment — 2.8%
F5, Inc.(a)	14,990	4,277,846
Consumer Staples Distribution & Retail — 3.6%
Kroger Co.	80,240	5,474,775
Containers & Packaging — 3.8%
Crown Holdings, Inc.	58,900	5,801,650
Distributors — 1.7%
Genuine Parts Co.	20,380	2,578,477
Electronic Equipment, Instruments & Components — 3.6%
Keysight Technologies, Inc.(a)	35,430	5,563,927
Food Products — 4.5%
General Mills, Inc.	68,370	3,709,756
The Campbell’s Co.	95,550	3,252,522
		6,962,278
Health Care Equipment & Supplies — 5.8%
Hologic, Inc.(a)	51,330	3,191,186
IDEXX Laboratories, Inc.(a)	11,290	5,795,835
		8,987,021
Health Care Providers & Services — 9.1%
Encompass Health Corp.	57,560	6,959,004
Labcorp Holdings, Inc.	28,520	7,100,624
		14,059,628
Health Care Technology — 4.2%
Veeva Systems, Inc. - Class A(a)	22,851	6,391,425
Household Products — 6.1%
Church & Dwight Co., Inc.	42,330	4,161,463
Clorox Co.	40,140	5,293,663
		9,455,126
Life Sciences Tools & Services — 1.5%
Bio-Techne Corp.	47,450	2,296,580

The accompanying notes are an integral part of these financial statements.

1

Jensen Quality Mid Cap Fund
Schedule of Investments
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Machinery — 5.0%
Donaldson Co., Inc.	66,810	$4,646,635
Toro Co.	39,470	2,991,037
		7,637,672
Professional Services — 18.0%
Booz Allen Hamilton Holding Corp.	36,880	3,918,500
Broadridge Financial Solutions, Inc.	28,679	6,964,122
Equifax, Inc.	25,530	6,744,771
Genpact Ltd.	130,430	5,615,011
Verisk Analytics, Inc.	14,330	4,501,626
		27,744,030
Semiconductors & Semiconductor Equipment — 1.1%
ON Semiconductor Corp.(a)	41,450	1,741,729
Software — 1.7%
Manhattan Associates, Inc.(a)	13,880	2,620,266
Specialty Retail — 8.3%
Best Buy Co., Inc.	32,510	2,154,763
Ross Stores, Inc.	38,860	5,443,897
Tractor Supply Co.	106,390	5,149,276
		12,747,936
Textiles, Apparel & Luxury Goods — 1.8%
Levi Strauss & Co. - Class A	157,900	2,739,565
Trading Companies & Distributors — 1.2%
United Rentals, Inc.	2,680	1,898,458
TOTAL COMMON STOCKS (Cost $127,471,255)		151,924,717
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.3%
First American Treasury Obligations Fund - Class X, 4.24%(b)	1,999,224	1,999,224
TOTAL SHORT-TERM INVESTMENTS (Cost $1,999,224)		1,999,224
TOTAL INVESTMENTS — 100.0% (Cost $129,470,479)		$153,923,941
Liabilities in Excess of Other Assets — (0.0)%(c)		(11,947)
TOTAL NET ASSETS — 100.0%		$153,911,994

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

Jensen Global Quality Growth Fund
Schedule of Investments
May 31, 2025

	Shares	Value
COMMON STOCKS — 99.5%
Canada — 6.3%
Alimentation Couche-Tard, Inc.	27,700	$1,436,117
Canadian National Railway Co.	11,870	1,247,762
Constellation Software, Inc./Canada	400	1,450,289
		4,134,168
France — 5.2%
Dassault Systemes SE	18,480	692,969
Hermes International SCA	970	2,674,783
		3,367,752
Germany — 4.2%
SAP SE	9,120	2,758,978
Ireland — 3.2%
Accenture PLC - Class A	6,690	2,119,526
Netherlands — 5.0%
Adyen NV(a)(b)	590	1,130,720
ASML Holding NV	2,920	2,151,277
		3,281,997
Spain — 4.5%
Amadeus IT Group SA	35,030	2,913,443
Switzerland — 1.9%
Nestle SA	11,910	1,268,857
Taiwan — 5.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	17,220	3,328,970
United Kingdom — 12.3%
Aon PLC - Class A	8,830	3,285,466
AstraZeneca PLC	11,530	1,688,956
Compass Group PLC	87,650	3,082,016
		8,056,438
United States — 51.8%(c)
Abbott Laboratories	4,690	626,490
Alphabet, Inc. - Class A	16,950	2,910,993
Amphenol Corp. - Class A	16,540	1,487,442
Apple, Inc. - Class A	9,670	1,942,220
Automatic Data Processing, Inc.	5,830	1,897,840
Broadridge Financial Solutions, Inc.	5,170	1,255,431
Cadence Design Systems, Inc.(a)	4,640	1,332,005
Copart, Inc.(a)	30,440	1,567,051
Equifax, Inc.	5,960	1,574,572
Intuit, Inc.	2,790	2,102,181
KLA Corp.	2,430	1,839,218
Mastercard, Inc. - Class A	2,580	1,510,848
Microsoft Corp.	10,140	4,668,050

The accompanying notes are an integral part of these financial statements.

3

Jensen Global Quality Growth Fund
Schedule of Investments
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
United States — (Continued)
MSCI, Inc.	1,140	$642,983
NVIDIA Corp.	8,050	1,087,797
Sherwin-Williams Co.	3,480	1,248,659
Stryker Corp.	4,880	1,867,283
UnitedHealth Group, Inc.	2,990	902,711
Verisk Analytics, Inc.	1,380	433,513
Waste Management, Inc.	4,580	1,103,643
Zoetis, Inc.	10,650	1,795,910
		33,796,840
TOTAL COMMON STOCKS (Cost $48,275,826)		65,026,969
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
First American Treasury Obligations Fund - Class X, 4.24%(d)	234,986	234,986
TOTAL SHORT-TERM INVESTMENTS (Cost $234,986)		234,986
TOTAL INVESTMENTS — 99.9% (Cost $48,510,812)		$65,261,955
Other Assets in Excess of Liabilities — 0.1%		39,289
TOTAL NET ASSETS — 100.0%		$65,301,244

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SCA – Societe en commandite par actions
SE - Societas Europeae
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $1,130,720 or 1.7% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

Jensen Quality Growth ETF
Schedule of Investments
May 31, 2025

	Shares	Value
COMMON STOCKS — 99.6%
Beverages — 1.4%
PepsiCo, Inc.	7,187	$944,731
Chemicals — 2.4%
Sherwin-Williams Co.	4,503	1,615,721
Commercial Services & Supplies — 6.7%
Copart, Inc.(a)	41,636	2,143,421
Waste Management, Inc.	9,646	2,324,397
		4,467,818
Electronic Equipment, Instruments & Components — 3.0%
Amphenol Corp. - Class A	22,038	1,981,877
Financial Services — 4.6%
Mastercard, Inc. - Class A	5,257	3,078,499
Health Care Equipment & Supplies — 9.9%
Abbott Laboratories	17,270	2,306,926
Stryker Corp.	11,162	4,271,028
		6,577,954
Health Care Providers & Services — 2.1%
UnitedHealth Group, Inc.	4,642	1,401,466
Hotels, Restaurants & Leisure — 2.0%
McDonald’s Corp.	4,130	1,296,201
Household Products — 2.8%
Procter & Gamble Co.	10,882	1,848,743
Insurance — 6.9%
Marsh & McLennan Cos., Inc.	19,585	4,576,231
Interactive Media & Services — 5.3%
Alphabet, Inc. - Class A	20,619	3,541,107
IT Services — 5.2%
Accenture PLC - Class A	10,930	3,462,843
Pharmaceuticals — 4.5%
Johnson & Johnson	4,160	645,674
Zoetis, Inc.	13,927	2,348,510
		2,994,184
Professional Services — 11.8%
Automatic Data Processing, Inc.	8,020	2,610,751
Broadridge Financial Solutions, Inc.	10,381	2,520,818
Equifax, Inc.	7,231	1,910,358
Verisk Analytics, Inc.	2,558	803,570
		7,845,497

The accompanying notes are an integral part of these financial statements.

5

Jensen Quality Growth ETF
Schedule of Investments
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — 5.7%
KLA Corp.	3,557	$2,692,222
NVIDIA Corp.	8,351	1,128,471
		3,820,693
Software — 18.6%
Cadence Design Systems, Inc.(a)	6,085	1,746,821
Intuit, Inc.	6,432	4,846,319
Microsoft Corp.	12,547	5,776,137
		12,369,277
Specialty Retail — 1.3%
Home Depot, Inc.	2,381	876,898
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc. - Class A	17,739	3,562,878
TOTAL COMMON STOCKS (Cost $67,124,044)		66,262,618
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
First American Treasury Obligations Fund - Class X, 4.24%(b)	241,285	241,285
TOTAL SHORT-TERM INVESTMENTS (Cost $241,285)		241,285
TOTAL INVESTMENTS — 100.0% (Cost $67,365,329)		$66,503,903
Other Assets in Excess of Liabilities — 0.0%(c)		5,432
TOTAL NET ASSETS — 100.0%		$66,509,335

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

STATEMENTS of Assets & Liabilities
May 31, 2025

	Jensen Quality Mid Cap Fund	Jensen Global Quality Growth Fund	Jensen Quality Growth ETF
Assets:
Investments, at value (cost $129,470,479, $48,510,812 and $67,365,329)	$153,923,941	$65,261,955	$66,503,903
Income receivable	116,743	70,864	41,705
Receivable for capital stock issued	38,095	—	—
Other Assets	29,559	31,943	14
Total assets	154,108,338	65,364,762	66,545,622
Liabilities:
Payable for capital stock redeemed	64,475	—	—
Payable for 12b-1 fees - Class J (Note 5)	13,932	3,663	—
Payable to adviser (Note 4)	60,606	23,199	36,287
Payable for accounting fees (Note 6)	8,442	4,770	—
Payable for administration fees (Note 6)	9,197	5,945	—
Payable for Chief Compliance Officer fees (Note 6)	1,946	1,943	—
Payable for custody fees (Note 6)	1,956	2,009	—
Payable for transfer agent fees and expenses (Note 6)	13,804	8,534	—
Accrued expenses and other liabilities	21,986	13,455	—
Total liabilities	196,344	63,518	36,287
NET ASSETS	$153,911,994	$65,301,244	$66,509,335
NET ASSETS CONSIST OF:
Capital stock	$118,088,749	$49,269,834	$69,092,073
Total distributable earnings	35,823,245	16,031,410	(2,582,738)
Total net assets	$153,911,994	$65,301,244	$66,509,335
NET ASSETS CONSIST OF:
Class J Shares:
Net Assets	$27,898,079	$2,475,806	N/A
Shares of beneficial interest outstanding	1,506,234	140,257	N/A
Net Asset Value, Offering Price and Redemption Price Per Share (unlimited number of shares authorized, $.001 par value)	$18.52	$17.65	N/A
Class I Shares:
Net Assets	$54,678,854	$3,069,281	N/A
Shares of beneficial interest outstanding	2,958,403	173,747	N/A
Net Asset Value, Offering Price and Redemption Price Per Share (unlimited number of shares authorized, $.001 par value)	$18.48	$17.67	N/A

The accompanying notes are an integral part of these financial statements.

7

STATEMENTS of Assets & Liabilities
May 31, 2025(Continued)

	Jensen Quality Mid Cap Fund	Jensen Global Quality Growth Fund	Jensen Quality Growth ETF
Class Y Shares:
Net Assets	$71,335,061	$59,756,157	N/A
Shares of beneficial interest outstanding	3,868,754	3,381,066	N/A
Net Asset Value, Offering Price and Redemption Price Per Share (unlimited number of shares authorized, $.001 par value)	$18.44	$17.67	N/A
Total Fund Shares:
Net Assets	N/A	N/A	$66,509,335
Shares of beneficial interest outstanding	N/A	N/A	2,530,000
Net Asset Value, Offering Price and Redemption Price Per Share (unlimited number of shares authorized, $.001 par value)	N/A	N/A	$26.29

The accompanying notes are an integral part of these financial statements.

8

STATEMENTS of Operations
For the Period Ended May 31, 2025

	Jensen Quality Mid Cap Fund	Jensen Global Quality Growth Fund	Jensen Quality Growth ETF*
Investment Income:
Dividend income	$2,524,952	$747,151(1)	$630,949
Interest income	131,062	29,160	24,988
Total investment income	2,656,014	776,311	655,937
Expenses:
Investment management fees	1,225,622	457,399	287,809
12b-1 fees - Class J	74,548	6,417	—
Administration fees	59,292	35,848	—
Federal and state registration fees	47,956	42,025	—
Transfer agent fees	46,296	45,233	—
Fund accounting fees	45,134	28,484	—
Transfer agent expenses	29,802	5,337	—
Trustees’ fees	39,269	39,271	—
Reports to shareholders	18,996	4,248	—
Legal fees	42,252	22,902	—
Shareholder servicing fees - Class I	16,857	602	—
Audit and tax fees	19,595	20,598	—
Chief Compliance Officer fees	11,870	11,867	—
Custody fees	11,202	12,728	—
Insurance expense	3,358	2,769	—
Tax expense	—	—	134
Other	11,315	13,837	—
Total expenses	1,703,364	749,565	287,943
Less waivers and reimbursements by Adviser (Note 4)	(100,321)	(132,390)	—
Net expenses	1,603,043	617,175	287,943
NET INVESTMENT INCOME	1,052,971	159,136	367,994
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	17,864,498	9,334	(303,523)
Foreign currency transactions	—	(18,339)	—
Change in unrealized appreciation (depreciation) on:
Investments	(11,585,460)	6,157,018	(861,426)
Foreign currency transactions	—	2,129	—
Net realized and unrealized gain/loss on investments	6,279,038	6,150,142	(1,164,949)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,332,009	$6,309,278	$(796,955)

*	The Fund commenced operations on August 12, 2024.
(1)	Net of $41,805 in dividend withholding tax.
The accompanying notes are an integral part of these financial statements.

9

Jensen Quality Mid Cap Fund
Statements of Changes in Net Assets

	Year Ended May 31,
	2025	2024
Operations:
Net investment income	$1,052,971	$1,020,387
Net realized gain (loss) on investment transactions	17,864,498	10,038,843
Change in unrealized appreciation (depreciation) on investments	(11,585,460)	23,061,829
Net increase in net assets resulting from operations	7,332,009	34,121,059
Capital Share Transactions:
Shares sold - Class J	4,252,816	4,877,402
Shares sold - Class I	11,538,740	23,201,589
Shares sold - Class Y	2,303,597	7,384,040
Shares issued to holders in reinvestment of dividends - Class J	1,806,814	127,590
Shares issued to holders in reinvestment of dividends - Class I	5,922,118	615,383
Shares issued to holders in reinvestment of dividends - Class Y	4,624,131	413,459
Shares redeemed - Class J	(7,568,632)	(8,497,401)
Shares redeemed - Class I	(55,122,176)	(39,910,116)
Shares redeemed - Class Y	(5,374,743)	(1,917,674)
Net decrease in net assets from capital share transactions	(37,617,335)	(13,705,728)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends and distributions to shareholders - Class J	(1,807,992)	(127,762)
Dividends and distributions to shareholders - Class I	(5,933,931)	(615,532)
Dividends and distributions to shareholders - Class Y	(4,624,131)	(413,459)
Total dividends and distributions	(12,366,054)	(1,156,753)
INCREASE (DECREASE) IN NET ASSETS	(42,651,380)	19,258,578
NET ASSETS:
Beginning of year	$ 196,563,374	$177,304,796
End of year	$153,911,994	$196,563,374

The accompanying notes are an integral part of these financial statements.

10

Jensen Global Quality Growth Fund
Statements of Changes in Net Assets

	Year Ended May 31,
	2025	2024
Operations:
Net investment income	$159,136	$269,867
Net realized gain (loss) on:
Investments	9,334	(48,633)
Foreign currency transactions	(18,339)	(7,026)
Change in unrealized appreciation (depreciation) on:
Investments	6,157,018	4,941,399
Foreign currency transactions	2,129	740
Net increase in net assets resulting from operations	6,309,278	5,156,347
Capital Share Transactions:
Shares sold - Class J	14,767	352,493
Shares sold - Class I	1,041,819	339,476
Shares sold - Class Y	4,633,866	7,010,225
Shares issued to holders in reinvestment of dividends - Class J	2,552	7,556
Shares issued to holders in reinvestment of dividends - Class I	8,006	12,125
Shares issued to holders in reinvestment of dividends - Class Y	155,947	231,209
Shares redeemed - Class J	(271,045)	(600,250)
Shares redeemed - Class I	(1,100,403)	(22,254)
Shares redeemed - Class Y	(937,275)	(936,710)
Net increase in net assets from capital share transactions	3,548,234	6,393,870
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends and distributions to shareholders - Class J	(2,552)	(7,562)
Dividends and distributions to shareholders - Class I	(8,006)	(12,125)
Dividends and distributions to shareholders - Class Y	(155,948)	(231,209)
Total dividends and distributions	(166,506)	(250,896)
INCREASE IN NET ASSETS	9,691,006	11,299,321
NET ASSETS:
Beginning of year	$ 55,610,238	$44,310,917
End of year	$ 65,301,244	$55,610,238

The accompanying notes are an integral part of these financial statements.

11

Jensen Quality Growth ETF
Statements of Changes in Net Assets

Period Ended May 31, 2025(1)
Operations:
Net investment income	$367,994
Net realized gain (loss) on investment transactions	(303,523)
Change in unrealized appreciation (depreciation) on investments	(861,426)
Net decrease in net assets resulting from operations	(796,955)
Capital Share Transactions:
Shares sold	111,369,751
Shares redeemed	(43,808,102)
Net increase in net assets from capital share transactions	67,561,649
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends and distributions to shareholders	(255,359)
Total dividends and distributions	(255,359)
INCREASE IN NET ASSETS	66,509,335
NET ASSETS:
Beginning of period	$—
End of period	$66,509,335

(1)	The Fund commenced operations on August 12, 2024.
The accompanying notes are an integral part of these financial statements.

12

Jensen Quality Mid Cap Fund
Financial Highlights
Class J

	Year Ended May 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$19.01	$15.89	$15.85	$17.47	$12.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.07	0.06	0.08	0.05	0.06
Net realized and unrealized gain (loss) on investments	0.60	3.13	0.40	(1.21)	5.43
Total from investment operations	0.67	3.19	0.48	(1.16)	5.49
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.06)	(0.07)	(0.06)	(0.04)	(0.06)
Distributions from net realized gain on investments	(1.10)	—	(0.38)	(0.42)	(0.13)
Total distributions	(1.16)	(0.07)	(0.44)	(0.46)	(0.19)
Net asset value, end of year	$18.52	$19.01	$15.89	$15.85	$17.47
Total return	3.16%	20.14%	3.12%	−6.98%	45.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000’s)	$27,898	$30,191	$28,366	$38,942	$37,105
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses	1.11%	1.08%	1.10%	1.11%	1.25%
After waivers and reimbursements of expenses	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets
Before waivers and reimbursements of expenses	0.30%	0.32%	0.47%	0.25%	0.18%
After waivers and reimbursements of expenses	0.36%	0.35%	0.52%	0.31%	0.38%
Portfolio turnover rate	24.87%	24.92%	15.57%	17.78%	18.15%

(1)	Per share amounts are calculated using the average shares outstanding method.
The accompanying notes are an integral part of these financial statements.

13

Jensen Quality Mid Cap Fund
Financial Highlights
Class I

	Year Ended May 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$18.98	$15.86	$15.81	$17.43	$12.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.11	0.10	0.12	0.09	0.09
Net realized and unrealized gain (loss) on investments	0.60	3.13	0.40	(1.21)	5.42
Total from investment operations	0.71	3.23	0.52	(1.12)	5.51
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.11)	(0.11)	(0.09)	(0.08)	(0.08)
Distributions from net realized gain on investments	(1.10)	—	(0.38)	(0.42)	(0.13)
Total distributions	(1.21)	(0.11)	(0.47)	(0.50)	(0.21)
Net asset value, end of year	$18.48	$18.98	$15.86	$15.81	$17.43
Total return	3.35%	20.45%	3.38%	−6.79%	45.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000’s)	$54,679	$94,339	$93,813	$104,867	$44,113
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses	0.88%	0.85%	0.87%	0.88%	1.00%
After waivers and reimbursements of expenses	0.82%	0.82%	0.82%	0.82%	0.82%
Ratio of net investment income to average net assets
Before waivers and reimbursements of expenses	0.53%	0.54%	0.70%	0.50%	0.42%
After waivers and reimbursements of expenses	0.59%	0.57%	0.75%	0.56%	0.60%
Portfolio turnover rate	24.87%	24.92%	15.57%	0.18%	18.15%

(1)	Per share amounts are calculated using the average shares outstanding method.
The accompanying notes are an integral part of these financial statements.

14

Jensen Quality Mid Cap Fund
Financial Highlights
Class Y

	Year Ended May 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$18.93	$15.82	$15.78	$17.39	$12.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.12	0.11	0.12	0.09	0.10
Net realized and unrealized gain (loss) on investments	0.60	3.12	0.39	(1.20)	5.40
Total from investment operations	0.72	3.23	0.51	(1.11)	5.50
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.11)	(0.12)	(0.09)	(0.08)	(0.09)
Distributions from net realized gain on investments	(1.10)	—	(0.38)	(0.42)	(0.13)
Total distributions	(1.21)	(0.12)	(0.47)	(0.50)	(0.22)
Net asset value, end of year	$18.44	$18.93	$15.82	$15.78	$17.39
Total return	3.43%	20.46%	3.34%	−6.73%	45.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000’s)	$71,335	$72,033	$55,126	$57,196	$50,693
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses	0.86%	0.83%	0.85%	0.86%	1.05%
After waivers and reimbursements of expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets
Before waivers and reimbursements of expenses	0.55%	0.56%	0.73%	0.50%	0.40%
After waivers and reimbursements of expenses	0.61%	0.59%	0.78%	0.56%	0.65%
Portfolio turnover rate	24.87%	24.92%	15.57%	17.78%	18.15%

(1)	Per share amounts are calculated using the average shares outstanding method.
The accompanying notes are an integral part of these financial statements.

15

Jensen Global Quality Growth Fund
Financial Highlights
Class J

	Year Ended May 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$ 15.95	$14.40	$13.73	$14.20	$10.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.00(2)	0.04	0.05	0.05	0.06
Net realized and unrealized gain (loss) on investments	1.72	1.55	0.66	(0.48)	3.38
Total from investment operations	1.72	1.59	0.71	(0.43)	3.44
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.02)	(0.04)	(0.04)	(0.04)	(0.05)
Total distributions	(0.02)	(0.04)	(0.04)	(0.04)	(0.05)
Net asset value, end of year	$17.65	$15.95	$14.40	$13.73	$14.20
Total return	10.77%	11.09%	5.23%	−3.02%	31.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000’s)	$2,476	$2,482	$2,526	$2,145	$1,700
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses	1.47%	1.52%	1.61%	1.64%	2.68%
After waivers and reimbursements of expenses	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements of expenses	(0.20)%	0.04%	0.02%	(0.06)%	(0.92)%
After waivers and reimbursements of expenses	0.02%	0.31%	0.38%	0.33%	0.51%
Portfolio turnover rate	22.56%	11.76%	16.82%	3.04%	4.05%

(1)	Per share amounts are calculated using the average shares outstanding method.
(2)	Amount is less than 0.005.
The accompanying notes are an integral part of these financial statements.

16

Jensen Global Quality Growth Fund
Financial Highlights
Class I

	Year Ended May 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$ 15.95	$14.40	$13.75	$14.21	$10.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.04	0.08	0.08	0.09	0.11
Net realized and unrealized gain (loss) on investments	1.73	1.55	0.65	(0.48)	3.37
Total from investment operations	1.77	1.63	0.73	(0.39)	3.48
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.05)	(0.08)	(0.08)	(0.07)	(0.08)
Total distributions	(0.05)	(0.08)	(0.08)	(0.07)	(0.08)
Net asset value, end of year	$ 17.67	$15.95	$14.40	$13.75	$14.21
Total return	11.09%	11.33%	5.39%	−2.74%	32.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000’s)	$3,069	$2,813	$2,249	$2,350	$1,842
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses	1.24%	1.29%	1.36%	1.42%	2.11%
After waivers and reimbursements of expenses	1.02%	1.02%	1.02%	1.02%	1.02%
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements of expenses	0.03%	0.27%	0.28%	0.17%	(0.28)%
After waivers and reimbursements of expenses	0.25%	0.54%	0.62%	0.57%	0.81%
Portfolio turnover rate	22.56%	11.76%	16.82%	3.04%	4.05%

(1)	Per share amounts are calculated using the average shares outstanding method.
The accompanying notes are an integral part of these financial statements.

17

Jensen Global Quality Growth Fund
Financial Highlights
Class Y

	Year Ended May 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$15.96	$14.41	$13.75	$14.21	$10.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.05	0.08	0.08	0.09	0.11
Net realized and unrealized gain (loss) on investments	1.71	1.55	0.66	(0.48)	3.37
Total from investment operations	1.76	1.63	0.74	(0.39)	3.48
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.05)	(0.08)	(0.08)	(0.07)	(0.08)
Total distributions	(0.05)	(0.08)	(0.08)	(0.07)	(0.08)
Net asset value, end of year	$17.67	$15.96	$14.41	$13.75	$14.21
Total return	11.04%	11.35%	5.48%	−2.72%	32.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000’s)	$59,756	$50,316	$39,536	$33,361	$23,555
Ratio of expenses to average net assets
Before waivers and reimbursements of expenses	1.22%	1.27%	1.36%	1.40%	2.15%
After waivers and reimbursements of expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements of expenses	0.05%	0.30%	0.27%	0.18%	(0.32)%
After waivers and reimbursements of expenses	0.27%	0.57%	0.63%	0.58%	0.82%
Portfolio turnover rate	22.56%	11.76%	16.82%	3.04%	4.05%

(1)	Per share amounts are calculated using the average shares outstanding method.
The accompanying notes are an integral part of these financial statements.

18

Jensen Quality Growth ETF
Financial Highlights

Period Ended May 31, 2025(1)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.15
Net realized and unrealized gain (loss) on investments	1.24
Total from investment operations	1.39
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.10)
Total distributions	(0.10)
Net asset value, end of period	$26.29
Total return(3)(5)	5.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000’s)	$66,509
Ratio of expenses to average net assets(4)	0.57%
Ratio of net investment income to average net assets(4)	0.73%
Portfolio turnover rate(3)(6)	16.52%

(1)	The Fund commenced operations on August 12, 2024.
(2)	Per share amounts are calculated using the average shares outstanding method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period less than one year is not annualized. Total return represented is total return of Net Asset Value. Total return of the Market Value is 5.64% for the period ended May 31, 2025.

(6)	Excludes the impact of in-kind transactions.
The accompanying notes are an integral part of these financial statements.

19

NOTES TO FINANCIAL STATEMENTS
May 31, 2025
1. ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Jensen Quality Mid Cap Fund (formerly known as the Jensen Quality Value Fund from March 30, 2012 to September 30, 2024 and prior thereto as the Jensen Value Fund), the Jensen Global Quality Growth Fund (collectively, the “Mutual Funds”), and the Jensen Quality Growth ETF (each, a “Fund,” and together, the “Funds”), each represent a distinct series with its own investment objective and policies within the Trust.
The investment objective of each of the Jensen Quality Mid Cap Fund, the Jensen Global Quality Growth Fund and the Jensen Quality Growth ETF is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Class J and Class I shares of the Jensen Quality Mid Cap Fund became effective and commenced operations on March 31, 2010. The Class Y shares of the Jensen Quality Mid Cap Fund became effective and commenced operations on January 15, 2020. The Jensen Global Quality Growth Fund commenced investment operations on April 15, 2020 for Class J, Class I, and Class Y shares. The Jensen Quality Growth ETF commenced operations on August 12, 2024. For the Mutual Funds, Class J shares are subject to a 0.25% distribution (Rule 12b-1) and shareholder servicing fee and Class I shares are subject to a shareholder servicing fee of up to 0.10%. Each class of shares has identical rights and privileges except with respect to the distribution (Rule 12b-1) and shareholder servicing fees, and voting rights on matters affecting a single share class. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Jensen Investment Management, Inc. (the “Adviser”), the Funds’ investment adviser.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services–Investment Companies.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
(a)
Investment Valuation – Each equity security owned by the Funds that is listed on a securities exchange, except those listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by an approved independent pricing service (“Pricing Service”).
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its net asset value (“NAV”), whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by a Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

20

NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)
Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a Pricing Service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value, as described below. Any discount or premium is accreted or amortized using the constant yield method until maturity.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAV of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.
When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.
FASB Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) Topic 820, establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

21

NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investments carried at fair value as of May 31, 2025:
Jensen Quality Mid Cap Fund

	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$151,924,717	$—	$—	$151,924,717
Money Market Funds	1,999,224	—	—	1,999,224
Total Investments	$153,923,941	$—	$—	$153,923,941

Jensen Global Quality Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$46,664,970	$18,361,999	$—	$65,026,969
Money Market Funds	234,986	—	—	234,986
Total Investments	$46,899,956	$18,361,999	$—	$65,261,955

Jensen Quality Growth ETF

	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$66,262,618	$—	$—	$66,262,618
Money Market Funds	241,285	—	—	241,285
Total Investments	$66,503,903	$—	$—	$66,503,903

(1)
Refer to the Schedules of Investments for industry classifications. The Funds did not hold any investments during the year ended May 31, 2025, with significant unobservable inputs which would be classified as Level 3. The Funds did not hold financial derivative instruments during the year ended May 31, 2025.

(b)
Foreign Securities and Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from the changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
Investments in foreign securities entail certain risks. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency

22

NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)
exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
(c)
Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended May 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the year ended May 31, 2025, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. The Funds have no examinations in progress. The Funds are also not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(d)
Distributions to Shareholders – The Funds will declare and distribute any net investment income quarterly. The Funds will distribute any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

(e)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)
Share Valuation – The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

(g)
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Distribution (12b-1) and shareholder servicing fees are expensed at 0.25% of average daily net assets of Class J shares of the Mutual Funds. Shareholder servicing fees are expensed at up to 0.10% of the average daily net assets of Class I shares of the Mutual Funds. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

23

NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)

(h)
Other – Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the specific identification method by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Withholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
3. FEDERAL TAX MATTERS
The tax character of distributions paid during the fiscal years ended May 31, 2025 and May 31, 2024 was as follows:
Jensen Quality Mid Cap Fund

	May 31, 2025	May 31, 2024
Ordinary Income	$1,008,200	$1,156,753
Long-Term Capital Gain	$11,357,854	$—

Jensen Global Quality Growth Fund

	May 31, 2025	May 31, 2024
Ordinary Income	$166,506	$250,896
Long-Term Capital Gain	$—	$—

Jensen Quality Growth ETF

May 31, 2025(1)
Ordinary Income	$255,359
Long-Term Capital Gain	$—

(1)	The Fund commenced operations as of August 12, 2024.
The components of distributable earnings on a tax basis as of May 31, 2025 were as follows:

	Jensen Quality Mid Cap Fund	Jensen Global Quality Growth Fund	Jensen Quality Growth ETF
Cost basis of investments for federal income tax purposes	$129,935,222	$48,513,077	$67,390,606
Gross tax unrealized appreciation	$33,602,162	$18,017,448	$2,838,749
Gross tax unrealized depreciation	(9,613,443)	(1,268,570)	(3,725,452)
Net tax unrealized appreciation (depreciation)	23,988,719	16,748,878	(886,703)
Undistributed ordinary income	199,064	34,635	112,769
Undistributed long-term capital gain	11,635,462	—	—
Distributable earnings	11,834,526	34,635	112,769
Other accumulated losses	—	(752,103)	(1,808,804)
Total distributable earnings	$35,823,245	$16,031,410	$(2,582,738)

The difference between book basis and tax basis of investments is primarily attributable to the deferral of losses on wash sales.

24

NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)
At May 31, 2025, the Jensen Global Quality Growth Fund and Jensen Quality Growth ETF had short-term capital loss carryovers of $359,025 and $1,808,804, respectively, and long-term capital loss carryovers of $395,414 and $0, respectively, with no expiration.
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.
For the year ended May 31, 2025, the following reclassifications were made between total distributable earnings and paid in capital, which are primarily attributable to redemptions in-kinds:

	Jensen Quality Mid Cap Fund	Jensen Global Quality Growth Fund	Jensen Quality Growth ETF
Total Distributable Earnings	$ —	$ —	$(1,530,424)
Paid in Capital	$—	$—	$1,530,424

4. INVESTMENT ADVISER
The Trust has an Investment Advisory Agreement (the “Mutual Fund Agreement”) with the Adviser to furnish investment advisory services to the Jensen Quality Mid Cap Fund and Jensen Global Quality Growth Fund. Under the terms of the Mutual Fund Agreement, the Mutual Funds compensate the Adviser for its management services at the annual rate of 0.65% and 0.75% of each Fund’s average daily net assets for the Jensen Quality Mid Cap Fund and Jensen Global Quality Growth Fund, respectively.
The Adviser has contractually agreed to waive its management fee and/or reimburse a Mutual Fund’s other expenses at least through the expiration dates listed below to the extent necessary to ensure that each Fund’s Total Annual Operating Expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed the expense limitation caps listed below of each Fund’s average daily net assets (the “Expense Limitation Cap”).

	Expiration Date	Expense Limitation Cap
Jensen Quality Mid Cap Fund	September 30, 2025	0.80%
Jensen Global Quality Growth Fund	September 30, 2025	1.00%

For the year ended May 31, 2025, expenses of $16,721, $41,046 and $42,554 were waived or reimbursed by the Adviser for Class J, Class I and Class Y shares, respectively, for the Jensen Quality Mid Cap Fund. For the year ended May 31, 2025, expenses of $5,555, $6,521 and $120,314 were waived or reimbursed by the Adviser for Class J, Class I and Class Y shares, respectively, for the Jensen Global Quality Growth Fund. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of waiver or reimbursement or (2) the Expense Limitation Cap in place at the time of the recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three-year period from the date of the waiver or reimbursement. During the year ended May 31, 2025, $100,284 of previously waived expenses subject to recovery for the Jensen Quality Mid Cap Fund and $138,503 of previously waived expenses subject to recovery for the Jensen Global Quality Growth Fund expired.

25

NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)
The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring during the fiscal year ending:

	Jensen Quality Mid Cap Fund	Jensen Global Quality Growth Fund
May 31, 2026	$85,638	$147,282
May 31, 2027	$59,040	$131,328
May 31, 2028	$100,321	$132,390

In addition, the Trust, on behalf of the Jensen Quality Growth ETF, has entered into an investment advisory agreement (the “ETF Agreement”) with the Adviser to furnish investment advisory services to the Jensen Quality Growth ETF. Pursuant to the ETF Agreement, the Jensen Quality Growth ETF pays a unitary management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.57% of the Jensen Quality Growth ETF’s average daily net assets. Pursuant to the ETF Agreement, the Adviser has agreed to pay all expenses of the ETF except the unitary management fee paid to the Adviser under the ETF Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the ETF under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
5. DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Jensen Quality Mid Cap Fund and Jensen Global Quality Growth Fund, which authorizes Class J shares to pay Quasar Distributors, LLC (the “Distributor” or “Quasar”), the Mutual Funds’ distributor and principal underwriter, a distribution fee of 0.25% of a Fund’s average daily net assets attributable to Class J shares for services to Class J shareholders and distribution of Class J shares. The Trust adopted a shareholder servicing plan (the “Shareholder Servicing Plan”), on behalf of the Mutual Funds, which authorizes Class I shares to pay up to 0.10% of a Mutual Fund’s average daily net assets attributable to Class I shares to other financial institutions for shareholder servicing and maintenance of Class I shareholder accounts. The Distributor acts as the Mutual Funds’ principal underwriter in a continuous public offering of the Mutual Funds’ shares. Fees incurred for the year ended May 31, 2025, and owed as of May 31, 2025 are summarized below. The fees owed to the Distributor are included within accrued expenses and other liabilities on the Statements of Assets and Liabilities.

12b-1 Plan	Incurred	Owed
Jensen Quality Mid Cap Fund	$74,548	$13,932
Jensen Global Quality Growth Fund	$6,417	$3,663

Shareholder Servicing	Incurred	Owed
Jensen Quality Mid Cap Fund	$16,857	$258
Jensen Global Quality Growth Fund	$602	$12

6. RELATED PARTY TRANSACTIONS
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank National Association (“US Bank”), an affiliate of Fund Services, serves as the Funds’ custodian. Fees incurred for the Mutual Funds for the year ended

26

NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)
May 31, 2025, and owed as of May 31, 2025 are included in the Statements of Operations and Statements of Assets & Liabilities. Under the terms of the ETF Fund Servicing Agreement, the Adviser pays the Fund Administration and Accounting, Transfer Agency, Custody and Chief Compliance Officer fees for the ETF.
The Jensen Quality Mid Cap Fund and Jensen Global Quality Growth Fund have lines of credit with US Bank (see Note 11).
Certain officers of the Funds are also employees of Fund Services.
7. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Jensen Quality Growth ETF are listed and traded on the NYSE Arca, Inc. The Jensen Quality Growth ETF issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Jensen Quality Growth ETF will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the Jensen Quality Growth ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Jensen Quality Growth ETF. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee
Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the Jensen Quality Growth ETF is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Jensen Quality Growth ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of the Jensen Quality Growth ETF’s shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Jensen Quality Growth ETF and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Jensen Quality Growth ETF will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Jensen Quality Growth ETF or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.

27

NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)
8. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Funds were as follows:

	Jensen Quality Mid Cap Fund
	Year Ended May 31,
	2025	2024
Class J
Shares sold	220,850	276,014
Shares issued in reinvestment of dividends	91,646	7,329
Shares redeemed	(394,083)	(480,660)
Net decrease	(81,587)	(197,317)
Class I
Shares sold	598,302	1,321,365
Shares issued in reinvestment of dividends	301,197	35,464
Shares redeemed	(2,912,476)	(2,301,358)
Net decrease	(2,012,977)	(944,529)
Class Y
Shares sold	120,635	405,960
Shares issued in reinvestment of dividends	236,000	23,792
Shares redeemed	(292,345)	(109,455)
Net increase	64,290	320,297

	Jensen Global Quality Growth Fund
	Year Ended May 31,
	2025	2024
Class J
Shares sold	897	23,450
Shares issued in reinvestment of dividends	155	502
Shares redeemed	(16,386)	(43,761)
Net decrease	(15,334)	(19,809)
Class I
Shares sold	59,117	20,815
Shares issued in reinvestment of dividends	484	797
Shares redeemed	(62,171)	(1,479)
Net increase (decrease)	(2,570)	20,133
Class Y
Shares sold	274,472	454,466
Shares issued in reinvestment of dividends	9,427	15,153
Shares redeemed	(55,268)	(61,306)
Net increase	228,631	408,313

28

NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)

Jensen Quality Growth ETF
Period Ended May 31, 2025*
Shares sold	4,240,000
Shares issued in reinvestment of dividends	—
Shares redeemed	(1,710,000)
Net increase	2,530,000

*	The Fund commenced operations on August 12, 2024.
9. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year/period ended May 31, 2025 are summarized below. For the year/period ended
May 31, 2025, there were no purchases or sales of U.S. government securities for the Funds.

	Purchases	Sales
Jensen Quality Mid Cap Fund	$46,063,737	$93,471,525
Jensen Global Quality Growth Fund	$18,545,328	$13,599,784
Jensen Quality Growth ETF	$13,522,792	$10,698,966

The above Jensen Quality Growth ETF purchases and sales exclude any in-kind transactions associated with creations and redemptions. During the period ended May 31, 2025, the Jensen Quality Growth ETF had $106,779,809 of creations in-kind and $42,176,068 of redemptions in-kind, resulting in a net realized gains of $1,963,404.
10. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. At
May 31, 2025, the following shareholders held over 25% of a Fund’s shares outstanding:
Jensen Quality Mid Cap Fund

Class J
Charles Schwab & Co. Inc.	41.70%
National Financial Services LLC	33.33%

Class I
None

Class Y
Pershing, LLC	81.12%

Jensen Global Quality Growth Fund

Class J
Wells Fargo Clearing Services LLC	64.38%

Class I
Charles Schwab & Co. Inc.	87.67%

Class Y
Pershing, LLC	90.42%

29

NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)
11. LINES OF CREDIT
At May 31, 2025, the Jensen Quality Mid Cap Fund had a line of credit in the amount of the lesser of $20,000,000, or 20.0% of the fair value or 33.33% of the fair value of unencumbered assets which matures August 2, 2025. The Jensen Global Quality Growth Fund had a line of credit in the amount of the lesser of $5,000,000, or 33.33% and 20%, of the fair value of unencumbered assets which matures August 2, 2025. These secured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, US Bank. Interest was scheduled to be incurred at the bank’s prime rate (7.5% as of May 31, 2025). The following table provides information regarding usage of the line of credit for the year ended May 31, 2025 for the Funds. The Funds did not have outstanding balances on their line of credits as of May 31, 2025.

	Days Utilized	Average Amount of Borrowing	Weighted Average Borrowing Rate	Interest Expense*	Maximum Amount of Borrowing	Date of Maximum Borrowing
Jensen Quality Mid Cap Fund	5	$3,047,800	7.50%	$3,180	$12,000,000	1/16/2025
Jensen Global Quality Growth Fund	2	$655,500	7.96%	$290	$709,000	2/19/2025

*	Interest expense is reported within Other Expenses on the Statements of Operations.
12. RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Funds.
13. NEW ACCOUNTING PRONOUCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

30

NOTES TO FINANCIAL STATEMENTS
May 31, 2025(Continued)
14. SUBSEQUENT EVENTS
On June 18, 2025, the following distributions were declared and paid from ordinary income and capital gains to shareholders of record as of June 17, 2025:
Ordinary Income

	Class J	Class I	Class Y
Jensen Quality Mid Cap Fund	33,503	97,957	134,553
Jensen Global Quality Growth Fund	89	1,949	41,016

The Jensen Quality Growth ETF paid a distribution as follows:

Record Date	Ex-Date	Reinvestment/ Payable Date	Ordinary Income Rate	Ordinary Distribution Paid
6/20/2025	6/20/2025	6/23/2025	0.05745726	$147,091

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events after the Statements of Assets and Liabilities date of May 31, 2025 through the date the financial statements were issued.

31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Jensen Funds and
Board of Trustees of Trust for Professional Managers
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Jensen Quality Mid Cap Fund (formerly, the Jensen Quality Value Fund), Jensen Global Quality Growth Fund, and Jensen Quality Growth ETF (the “Funds”), each a series of Trust for Professional Managers, as of May 31, 2025, the related statements of operations, the statements of changes in net assets, the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Jensen Quality Mid Cap Fund (formerly, the Jensen Quality Value Fund) and Jensen Global Quality Growth Fund	For the year ended May 31, 2025	For the years ended May 31, 2025 and 2024	For the years ended May 31, 2025, 2024, 2023, 2022, and 2021
Jensen Quality Growth ETF	For the period from August 12, 2024 (commencement of operations) through May 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2010.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
July 25, 2025

32

ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
Eric Schoenstein, a Vice President and Portfolio Manager of the Jensen Quality Mid Cap Fund, Jensen Global Quality Growth Fund and Jensen Quality Growth ETF (the “Funds”), and the Chief Investment Officer, Vice President, and a director and an owner of 33% of outstanding shares of the Funds’ investment adviser, Jensen Investment Management, Inc. (the “Adviser”), has retired and sold his entire equity interest to the Adviser on or about March 1, 2025. Effective as of the date Mr. Schoenstein sold his shares back to the Adviser, Mr. Schoenstein has retired and resigned as the Vice President of the Funds and as Chief Investment Officer, Vice President of the Adviser and as a member of the Adviser’s six-person investment team which is responsible for the Funds’ investment decisions. Mr. Schoenstein also resigned from the Adviser’s board of directors.
Pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds’ investment advisory agreement with the Adviser terminated automatically upon its assignment, which is deemed to include any change in control of the Adviser. Mr. Schoenstein’s sale of his shares of the Adviser back to the Adviser resulted in a change in control of the Adviser under the 1940 Act and, accordingly, the Funds’ investment advisory contract with the Adviser automatically terminated as provided under the 1940 Act.
Following Mr. Schoenstein’s retirement, the Funds continue to be managed by the remaining five members of the Adviser’s investment team for the Funds. The percentage ownership of the Adviser by Robert D. McIver, one of the Adviser’s Managing Directors and a member of its investment committee and a 25% owner of the Adviser, increased to 38%. Accordingly, Mr. McIver remains a control person of the Adviser.
At a special meeting of shareholders on November 1, 2024, shareholders of record of the Funds as of August 26, 2024 voted on a proposal to approve the new investment advisory contracts between the Funds and the Funds’ Adviser. The proposed new investment advisory agreement became effective as of the date of the change in control of the Funds’ Adviser, which occurred on March 1, 2025. There were no changes in the investment advisory fees to be paid by the Funds or the services provided by the Adviser under the proposed new investment advisory contracts. A proxy statement describing the proposals was mailed on or about September 25, 2024 to the Funds’ record-date shareholders and is available on the Securities and Exchange Commission’s EDGAR database at www.sec.gov.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Remuneration paid by the Mutual Funds is disclosed within the financial statements. For the ETF, expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the ETF Agreement. Additional information related to those fees is available in each Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
Shareholder Notification of Federal Tax Status
The Jensen Quality Mid Cap Fund, Jensen Global Quality Growth Fund and Jensen Quality Growth ETF each designated 100.00% of dividends declared during the fiscal year ended May 31, 2025 as dividends qualifying for the dividends received deduction available to corporate shareholders.

33

ADDITIONAL INFORMATION (Unaudited)(Continued)
The Jensen Quality Mid Cap Fund, Jensen Global Quality Growth Fund and Jensen Quality Growth ETF each designated 100.00% of dividends declared from net investment income during the fiscal year ended May 31, 2025 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The Jensen Quality Mid Cap Fund, Jensen Global Quality Growth Fund and Jensen Quality Growth ETF each designated 100.00% of taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the year ended May 31, 2025.
Additional Information Applicable to Foreign Shareholders Only:
The Jensen Quality Mid Cap Fund, Jensen Global Quality Growth Fund and Jensen Quality Growth ETF each designated 0.00% of ordinary income distributions as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c).

34

Investment Adviser
Jensen Investment Management, Inc.
5500 Meadows Road, Suite 200
Lake Oswego, OR 97035
800.992.4144

Fund Administrator, Transfer Agent and Fund Accountant
U.S. Bancorp Fund Services, LLC doing business as
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Mutual Fund Distributor
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

ETF Distributor
Foreside Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

jenseninvestment.com

JENSEN. INVESTMENT MANAGEMENT

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

Eric Schoenstein, a Vice President and Portfolio Manager of the Jensen Quality Mid Cap Fund, Jensen Global Quality Growth Fund and Jensen Quality Growth ETF (the “Funds”), and the Chief Investment Officer, Vice President, and a director and an owner of 33% of outstanding shares of the Funds’ investment adviser, Jensen Investment Management, Inc. (the “Adviser”), has retired and sold his entire equity interest to the Adviser on or about March 1, 2025. Effective as of the date Mr. Schoenstein sold his shares back to the Adviser, Mr. Schoenstein has retired and resigned as the Vice President of the Funds and as Chief Investment Officer, Vice President of the Adviser and as a member of the Adviser’s six-person investment team which is responsible for the Funds’ investment decisions. Mr. Schoenstein also resigned from the Adviser’s board of directors.

Pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds’ investment advisory agreement with the Adviser terminated automatically upon its assignment, which is deemed to include any change in control of the Adviser. Mr. Schoenstein’s sale of his shares of the Adviser back to the Adviser resulted in a change in control of the Adviser under the 1940 Act and, accordingly, the Funds’ investment advisory contract with the Adviser automatically terminated as provided under the 1940 Act.

Following Mr. Schoenstein’s retirement, the Funds continue to be managed by the remaining five members of the Adviser’s investment team for the Funds. The percentage ownership of the Adviser by Robert D. McIver, one of the Adviser’s Managing Directors and a member of its investment committee and a 25% owner of the Adviser, increased to 38%. Accordingly, Mr. McIver remains a control person of the Adviser.

At a special meeting of shareholders on November 1, 2024, shareholders of record of the Funds as of August 26, 2024 voted on a proposal to approve the new investment advisory contracts between the Funds and the Funds’ Adviser. The proposed new investment advisory agreement became effective as of the date of the change in control of the Funds’ Adviser, which occurred on March 1, 2025. There were no changes in the investment advisory fees to be paid by the Funds or the services provided by the Adviser under the proposed new investment advisory contracts. A proxy statement describing the proposals was mailed on or about September 25, 2024 to the Funds’ record-date shareholders and is available on the Securities and Exchange Commission’s EDGAR database at www.sec.gov.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Remuneration paid by the Mutual Funds is disclosed within the financial statements. For the ETF, expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the ETF Agreement. Additional information related to those fees is available in each Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during period of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. A copy of the registrant’s Code of Ethic is filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-29(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	August 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	August 7, 2025

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	August 7, 2025

* Print the name and title of each signing officer under his or her signature.